Significant capital and funding transactions	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Significant capital and funding transactions

Note 9 Significant capital and funding transactions
Preferred shares and other equity instruments
On November 2, 2020, we issued $1,250 million of Limited Recourse Capital Notes Series 2 (LRCN Series 2) with recourse limited to assets (Trust Assets) held by a third-party
trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets consist of $1,250 million of our First Preferred Shares, Series BR (Series BR Preferred Shares), issued concurrently with LRCN Series 2 at a price of $1,000 per Series BR Preferred Share.
The price per LRCN Series 2 note is $1,000 and will bear interest paid semi-annually at a fixed rate of 4.0% per annum until February 24, 2026 and thereafter at a rate per annum, reset every fifth year, equal to the
5-year
Government of Canada Yield plus 3.617% until maturity on February 24, 2081.
On June 8, 2021, we issued $1,000 million of Limited Recourse Capital Notes Series 3 (LRCN Series 3) with recourse limited to assets (Trust Assets) held by a third
-
party trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets consist of $1,000 million of our First Preferred Shares, Series BS (Series BS Preferred Shares), issued concurrently with LRCN Series 3 at a price of $1,000 per Series BS Preferred Share.
The price per LRCN Series 3 note is $1,000 and will bear interest paid semi-annually at a fixed rate of 3.65% per annum until November 24, 2026 and thereafter at a rate per annum, reset every fifth year, equal to the
5-year
Government of Canada Yield plus 2.665% until maturity on November 24, 2081.
In the event of
(i) non-payment
of interest on any interest payment date,
(ii) non-payment
of the redemption price in case of a redemption of LRCN Series 2 and LRCN Series 3
,
(iii)
non-payment
of principal at the
maturity of LRCN Series 2 and LRCN
 Series 3, or (iv) an event of default on the notes, noteholders will have recourse only to the Trust Assets and each noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets will represent the full and complete extinguishment of our obligations under LRCN
Series 2 and LRCN Series 3.
LRCN Series 2 and LRCN Series 3 are redeemable on or prior to maturity to the extent we redeem Series BR Preferred Shares and Series BS Preferred Shares respectively on certain redemption dates as set out in the terms of Series BR Preferred Shares and Series BS Preferred Shares and subject to the consent and approval of the Office of the Superintendent of Financial Institutions (OSFI).
The terms of Series BR Preferred Shares, Series BS Preferred Shares, LRCN Series 2 and LRCN Series 3 include non-viability
contingency capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, LRCN Series 2 and LRCN Series 3 will be automatically redeemed and the redemption price will be satisfied by the delivery of Trust Assets, which will consist of common shares pursuant to an automatic conversion of Series BR Preferred Shares and Series BS Preferred Shares, respectively. The terms of Series BR Preferred Shares and Series BS Preferred Shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each Series BR Preferred Shares and Series BS Preferred Shares will be determined by dividing the share value of Series BR Preferred Shares and Series BS Preferred Shares (including declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets.
LRCN Series 2 and LRCN Series 3 are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion.
Non-payment
of interest and principal in cash does not constitute an event of default and will trigger a delivery of Series BR Preferred Shares and Series BS Preferred Shares. The liability component of the notes has a nominal value and, as a result, the full proceeds received have been presented as equity.
On May 24, 2021, we redeemed all 29 million
Non-Cumulative
5-Year
Rate Reset First Preferred Shares, Series BK at a redemption price of $25 per share.
Subordinated debentures
On January 20, 2021, we redeemed all $1,500 million of our
outstanding NVCC
3.31% subordinated debentures due on January 20, 2026 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On January 28, 2021, we issued $1,000 million of NVCC subordinated debentures. The notes bear interest at a fi
x
ed rate of 1.67% per annum until January 28, 2028, and at the three-month Canadian Dollar Offered Rate plus 0.55% thereafter until their maturity on January 28, 2033.
Common shares issued
(1)

	For the three months ended
	July 31, 2021		July 31, 2020
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation p l ans (2)	311	$24	235	$18
Purchased for cancellation (3)	–	–	–	–
	311	$24	235	$18

	For the nine months ended
	July 31, 2021		July 31, 2020
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	1,131	$85	782	$62
Purchased for cancellation (3)	–	–	(7,860)	(97)
	1,131	$85	(7,078)	$(35)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2021 and July 31, 2020, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three and nine months ended July 31, 2021, we did not
purchase for cancellation any common shares. During the three months ended July 31, 2020, we did not purchase for cancellation any common shares. During the nine months ended July 31, 2020, we purchased for cancellation common shares at a total fair value of $814 million (average cost of $103.62 per share), with a book value of $97 million (book value of $12.34 per share).